UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Semiannual Report January 31, 2013

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2013

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona	2
Connecticut	3
Minnesota	4
New Jersey	5
Pennsylvania	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	65

Important Notices	66

Eaton Vance

Arizona Municipal Income Fund

January 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/13/1993	1.83%	4.88%	5.17%	4.86%	—
Class A with 4.75% Maximum Sales Charge	—	–3.00	–0.15	4.16	4.34	—
Class B at NAV	07/25/1991	1.54	4.09	4.38	4.09	—
Class B with 5% Maximum Sales Charge	—	–3.46	–0.91	4.04	4.09	—
Class C at NAV	12/16/2005	1.45	4.00	4.38	—	4.12%
Class C with 1% Maximum Sales Charge	—	0.45	3.00	4.38	—	4.12
Class I at NAV	08/03/2010	2.04	5.09	—	—	7.15
Barclays Capital Municipal Bond Index	—	1.82%	4.80%	5.73%	5.17%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.69	6.86	6.89	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net of Interest Expense			0.74	1.49	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.51%	2.74%	2.74%	3.71%
Taxable-Equivalent Distribution Rate			6.50	5.07	5.07	6.87
SEC 30-day Yield			1.90	1.25	1.25	2.20
Taxable-Equivalent SEC 30-day Yield			3.52	2.01	2.31	4.07

% Total Leverage[5]
Residual Interest Bond (RIB)						1.99%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	24.5%	B	0.5%
AA	46.3	CCC	0.8
A	15.4	Not Rated	4.4
BBB	8.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	04/19/1994	1.15%	3.29%	4.65%	4.30%	—
Class A with 4.75% Maximum Sales Charge	—	–3.69	–1.66	3.65	3.79	—
Class B at NAV	05/01/1992	0.76	2.52	3.87	3.53	—
Class B with 5% Maximum Sales Charge	—	–4.21	–2.46	3.52	3.53	—
Class C at NAV	02/09/2006	0.76	2.52	3.87	—	3.62%
Class C with 1% Maximum Sales Charge	—	–0.23	1.52	3.87	—	3.62
Class I at NAV	03/03/2008	1.15	3.40	—	—	6.41
Barclays Capital Municipal Bond Index	—	1.82%	4.80%	5.73%	5.17%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.69	6.86	6.89	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.80%	1.55%	1.55%	0.59%
Net of Interest Expense			0.75	1.50	1.50	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.49%	2.73%	2.73%	3.70%
Taxable-Equivalent Distribution Rate			6.61	5.17	5.17	7.01
SEC 30-day Yield			2.18	1.55	1.55	2.49
Taxable-Equivalent SEC 30-day Yield			4.13	2.94	2.94	4.72

% Total Leverage[5]
RIB						5.63%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	11.3%	BBB	15.8%
AA	42.9	BB	2.3
A	23.9	Not Rated	3.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2013

Performance 1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/09/1993	2.09%	4.62%	5.23%	4.97%	—
Class A with 4.75% Maximum Sales Charge	—	–2.79	–0.32	4.22	4.46	—
Class B at NAV	07/29/1991	1.77	3.95	4.46	4.21	—
Class B with 5% Maximum Sales Charge	—	–3.23	–1.05	4.12	4.21	—
Class C at NAV	12/21/2005	1.77	3.94	4.42	—	4.23%
Class C with 1% Maximum Sales Charge	—	0.77	2.94	4.42	—	4.23
Class I at NAV	08/03/2010	2.30	4.94	—	—	6.27
Barclays Capital Municipal Bond Index	—	1.82%	4.80%	5.73%	5.17%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.69	6.86	6.89	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.10%	2.33%	2.33%	3.30%
Taxable-Equivalent Distribution Rate			5.94	4.47	4.47	6.33
SEC 30-day Yield			1.65	0.99	0.99	1.93
Taxable-Equivalent SEC 30-day Yield			3.16	1.65	1.90	3.70

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2013

Performance 1,2

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	04/13/1994	3.69%	7.51%	4.22%	4.26%	—
Class A with 4.75% Maximum Sales Charge	—	–1.26	2.40	3.22	3.76	—
Class C at NAV	12/14/2005	3.43	6.77	3.45	—	3.21%
Class C with 1% Maximum Sales Charge	—	2.43	5.77	3.45	—	3.21
Class I at NAV	03/03/2008	3.90	7.72	—	—	6.38
Barclays Capital Municipal Bond Index	—	1.82%	4.80%	5.73%	5.17%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.69	6.86	6.89	6.08	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.83%	1.58%	0.63%
Net of Interest Expense				0.76	1.51	0.56

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.92%	3.15%	4.12%
Taxable-Equivalent Distribution Rate				7.61	6.11	8.00
SEC 30-day Yield				2.42	1.79	2.74
Taxable-Equivalent SEC 30-day Yield				4.70	3.47	5.32

% Total Leverage[5]
RIB						8.85%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	5.2%	BBB	17.0%
AA	32.6	B	1.5
A	39.7	Not Rated	4.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2013

Performance 1,2

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/01/1994	3.80%	6.14%	3.99%	4.29%	—
Class A with 4.75% Maximum Sales Charge	—	–1.16	1.06	2.99	3.78	—
Class B at NAV	01/08/1991	3.45	5.39	3.23	3.54	—
Class B with 5% Maximum Sales Charge	—	–1.55	0.39	2.89	3.54	—
Class C at NAV	01/13/2006	3.45	5.28	3.21	—	3.02%
Class C with 1% Maximum Sales Charge	—	2.45	4.28	3.21	—	3.02
Class I at NAV	03/03/2008	4.01	6.34	—	—	6.06
Barclays Capital Municipal Bond Index	—	1.82%	4.80%	5.73%	5.17%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.69	6.86	6.89	6.08	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.82%	1.57%	1.57%	0.62%
Net of Interest Expense			0.77	1.52	1.52	0.57

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.89%	3.12%	3.12%	4.09%
Taxable-Equivalent Distribution Rate			7.09	5.69	5.69	7.46
SEC 30-day Yield			2.08	1.44	1.43	2.37
Taxable-Equivalent SEC 30-day Yield			3.79	2.62	2.61	4.32

% Total Leverage[5]
RIB						6.31%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	1.3%	BBB	13.1%
AA	48.2	BB	0.4
A	33.3	Not Rated	3.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.30	$3.82	0.75%
Class B	$1,000.00	$1,015.40	$7.67	1.51%
Class C	$1,000.00	$1,014.50	$7.62	1.50%
Class I	$1,000.00	$1,020.40	$2.80	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82	0.75%
Class B	$1,000.00	$1,017.60	$7.68	1.51%
Class C	$1,000.00	$1,017.60	$7.63	1.50%
Class I	$1,000.00	$1,022.40	$2.80	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

8

Eaton Vance

Municipal Income Funds

January 31, 2013

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.50	$4.01	0.79%
Class B	$1,000.00	$1,007.60	$7.79	1.54%
Class C	$1,000.00	$1,007.60	$7.74	1.53%
Class I	$1,000.00	$1,011.50	$2.99	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02	0.79%
Class B	$1,000.00	$1,017.40	$7.83	1.54%
Class C	$1,000.00	$1,017.50	$7.78	1.53%
Class I	$1,000.00	$1,022.20	$3.01	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.90	$3.67	0.72%
Class B	$1,000.00	$1,017.70	$7.48	1.47%
Class C	$1,000.00	$1,017.70	$7.48	1.47%
Class I	$1,000.00	$1,023.00	$2.65	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class B	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

9

Eaton Vance

Municipal Income Funds

January 31, 2013

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.90	$4.21	0.82%
Class C	$1,000.00	$1,034.30	$8.00	1.56%
Class I	$1,000.00	$1,039.00	$3.14	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.18	0.82%
Class C	$1,000.00	$1,017.30	$7.93	1.56%
Class I	$1,000.00	$1,022.10	$3.11	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.00	$4.16	0.81%
Class B	$1,000.00	$1,034.50	$8.05	1.57%
Class C	$1,000.00	$1,034.50	$8.00	1.56%
Class I	$1,000.00	$1,040.10	$3.14	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.13	0.81%
Class B	$1,000.00	$1,017.30	$7.98	1.57%
Class C	$1,000.00	$1,017.30	$7.93	1.56%
Class I	$1,000.00	$1,022.10	$3.11	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,216,110

		$1,216,110

Education — 5.5%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,158,100
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,709,580
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,703,145

		$4,570,825

Electric Utilities — 7.4%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$528,190
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	1,094,910
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,132,440
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,000	1,157,230
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,308,440

		$6,221,210

Escrowed / Prerefunded — 8.9%
Glendale, (Western Loop 101 Public Facilities Corp.), Series A, Prerefunded to 1/1/14, 6.25%, 7/1/38	$1,000	$1,054,180
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,935,920
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,468,605

		$7,458,705

General Obligations — 6.0%
Maricopa County Community College District, 3.00%, 7/1/23	$785	$831,315
Paradise Valley Unified School District No. 69, 4.00%, 7/1/28	1,000	1,100,010
Tempe, 3.75%, 7/1/24	1,000	1,019,100
Tempe, 5.375%, 7/1/21	1,600	2,044,864

		$4,995,289

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 3.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,791,282
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	450	461,758
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	410	410,431

		$2,663,471

Hospital — 11.8%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,160,160
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,321,397
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	780,788
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,081,000
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	1,350	1,419,147
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,594,710
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,513,290

		$9,870,492

Industrial Development Revenue — 1.3%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$450	$465,660
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	650	607,061

		$1,072,721

Insured – Electric Utilities — 2.4%
Mesa Utility Systems, (FGIC), (NPFG), 5.00%, 7/1/23	$1,000	$1,227,490
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	778,050

		$2,005,540

Insured – Escrowed / Prerefunded — 2.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/25	$500	$509,935
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	1,000	1,146,580

		$1,656,515

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 7.0%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,521,600
Goodyear, (NPFG), 3.00%, 7/1/26	630	636,760
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,691,464

		$5,849,824

Insured – Hospital — 1.5%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,292,667

		$1,292,667

Insured – Lease Revenue / Certificates of Participation — 2.4%
Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,988,258

		$1,988,258

Insured – Special Tax Revenue — 2.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$977,806
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	619,562
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	495	82,521

		$1,679,889

Insured – Transportation — 6.9%
Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,754,537
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	1,057,790
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,900	1,970,091

		$5,782,418

Insured – Water and Sewer — 1.5%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,266,626

		$1,266,626

Lease Revenue / Certificates of Participation — 1.1%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$924,420

		$924,420

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$10,765	$365,687
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,149,360

		$1,515,047

Senior Living / Life Care — 0.3%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$249,148

		$249,148

Special Tax Revenue — 17.6%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/30	$1,000	$1,135,310
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,159,140
Glendale, (Western Loop 101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	263,545
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	302,586
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,866
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	2,000	2,410,340
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,200	1,307,640
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,000	1,046,490
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,188,500
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,294,620
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,141,400
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,152,790

		$14,734,227

Transportation — 4.1%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,458,970

		$3,458,970

Water and Sewer — 1.9%
Pima County, Sewer System Revenue, 5.00%, 7/1/27	$1,350	$1,609,727

		$1,609,727

Total Tax-Exempt Investments — 98.1% (identified cost $74,296,050)		$82,082,099

Other Assets, Less Liabilities — 1.9%		$1,586,130

Net Assets — 100.0%		$83,668,229

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2013, 26.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 16.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,316,581.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.4%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,190,310
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,777,965

		$2,968,275

Education — 16.6%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$586,195
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,311,874
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,472,479
Connecticut Health and Educational Facilities Authority, (Connecticut State University System), 5.00%, 11/1/32	1,950	2,283,781
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,097,130
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,656,645
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,149,087
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,252,120
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,655,050
University of Connecticut, 5.00%, 2/15/21	1,315	1,577,921
University of Connecticut, 5.00%, 2/15/28	875	1,037,015

		$20,079,297

Electric Utilities — 5.4%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$3,015	$3,297,928
Connecticut Municipal Electric Energy Cooperative, 5.00%, 1/1/30	805	945,609
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,271,480

		$6,515,017

General Obligations — 17.4%
Bridgeport, 5.00%, 2/15/32	$660	$739,121
Connecticut, 4.875%, 11/1/20	1,475	1,744,040
Connecticut, 5.00%, 2/15/29	1,000	1,162,120
Danbury, 4.00%, 8/1/26	380	425,847
Danbury, 4.00%, 8/1/27	1,000	1,115,770
East Lyme, 4.00%, 7/15/22	350	411,124
East Lyme, 4.00%, 7/15/23	525	609,693

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
East Lyme, 4.25%, 7/15/24	$250	$293,965
East Lyme, 4.25%, 7/15/25	250	290,735
Fairfield, 4.25%, 7/15/26	250	271,967
Fairfield, 5.00%, 1/1/23	1,000	1,281,580
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,338,210
North Haven, 5.00%, 7/15/23	1,475	1,900,582
North Haven, 5.00%, 7/15/25	1,490	1,955,461
Norwalk, 4.00%, 7/1/26	1,975	2,250,019
Norwalk, 4.00%, 7/15/27	1,000	1,127,410
Redding, 5.50%, 10/15/18	400	502,052
Redding, 5.625%, 10/15/19	650	837,817
Stamford, 4.00%, 7/1/25	370	425,974
Wilton, 5.25%, 7/15/18	535	660,099
Wilton, 5.25%, 7/15/19	535	673,560

		$21,017,146

Hospital — 6.1%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,808,050
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,110,430
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,133,450
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,108,890
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,195,940

		$7,356,760

Industrial Development Revenue — 3.7%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,517,640

		$4,517,640

Insured – Education — 15.3%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,645,389
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,788,410
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,127,533
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,908,475
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	568,090

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	$5,305	$6,418,732
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,124,940

		$18,581,569

Insured – Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,798,138
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,067,427

		$4,865,565

Insured – Escrowed / Prerefunded — 1.8%
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	$2,000	$2,122,320

		$2,122,320

Insured – General Obligations — 4.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,673,250
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,259,390
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,145,720
Hartford, (AGM), 5.00%, 4/1/31	625	719,369

		$4,797,729

Insured – Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	$1,000	$1,092,670

		$1,092,670

Insured – Housing — 0.4%
Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$490	$513,598

		$513,598

Insured – Industrial Development Revenue — 0.8%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,020	$1,015,634

		$1,015,634

Insured – Lease Revenue / Certificates of Participation — 2.4%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$2,958,186

		$2,958,186

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 5.0%
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$511,990
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	3,900	4,043,871
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,533,648

		$6,089,509

Insured – Water and Sewer — 6.8%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$1,300	$1,301,352
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	1,060,870
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,467,444
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,366,152

		$8,195,818

Lease Revenue / Certificates of Participation — 2.4%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$244,358
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	1,830	2,630,442

		$2,874,800

Senior Living / Life Care — 0.9%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,052,770

		$1,052,770

Solid Waste — 2.3%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,754,923

		$2,754,923

Special Tax Revenue — 5.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 12/1/31	$1,000	$1,090,440
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 1/1/32	1,155	1,256,005
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/28	1,000	1,223,770
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	151,293
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	168,745

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	$1,700	$1,779,033
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	430,452

		$6,099,738

Total Tax-Exempt Investments — 103.6% (identified cost $114,148,011)		$125,468,964

Other Assets, Less Liabilities — (3.6)%		$(4,356,406)

Net Assets — 100.0%		$121,112,558

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 14.9% of the Fund’s net assets at January 31, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2013, 40.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 20.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,597,904.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 94.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.0%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,445,540

		$2,445,540

Education — 11.8%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,148,130
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,699,965
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,141,720
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	321,810
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	210	239,894
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	793,128
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,119,030
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,647,398
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,647,827
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,734,942
University of Minnesota, 5.00%, 12/1/36	500	580,880
University of Minnesota, 5.125%, 4/1/34	1,000	1,182,520
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,133,140

		$14,390,384

Electric Utilities — 7.5%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,423,736
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	420,308
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	538,500
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	797,235
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,163,580
Northern Municipal Power Agency, 5.00%, 1/1/19	750	895,035
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,116,300
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	821,727

		$9,176,421

Escrowed / Prerefunded — 2.8%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,348,860
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,069,260

		$3,418,120

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.3%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,292,660
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,136,200
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,316,900
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	561,000
Duluth, 5.00%, 2/1/34	2,000	2,255,500
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,291,980
Hennepin County, 4.00%, 12/1/20	1,885	2,253,254
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,646,910
Minnesota, 5.00%, 6/1/21	1,155	1,392,480
Minnesota, 5.00%, 8/1/22	1,000	1,212,130
Minnesota, 5.00%, 11/1/26	1,000	1,143,430
Minnesota, 5.00%, 10/1/27	2,000	2,458,580
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	578,615
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	573,630
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	575,370
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,740	2,168,231
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,126,850
Washington County, 3.50%, 2/1/28	1,500	1,557,300
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	822,127

		$28,363,147

Hospital — 12.5%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,106,260
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,146,800
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,041,460
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,213,100
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,145,880
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,661,145
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,115,070
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,129,840
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,132,880
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,125,580
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	809,835
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,574,100

		$15,201,950

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 4.4%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$880	$902,950
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	855	878,658
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	595	608,441
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	511,725
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	85	87,675
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	685	724,018
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,654,306

		$5,367,773

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,003,800

		$1,003,800

Insured – Electric Utilities — 10.0%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,158,850
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,150	1,180,360
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	322,743
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,219,120
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,226,920
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,099,260

		$12,207,253

Insured – General Obligations — 3.6%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,386,996
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,091,519
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	775,782
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,135,600

		$4,389,897

Insured – Hospital — 4.6%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$829,988
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	2,015,695
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,161,920
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	557,215

		$5,564,818

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.0%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,165,160
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	306,043

		$2,471,203

Insured – Transportation — 2.0%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,067,740
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,361,930

		$2,429,670

Lease Revenue / Certificates of Participation — 1.0%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$617,226
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	637,353

		$1,254,579

Special Tax Revenue — 4.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$302,586
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,866
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,268,000
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,254,380
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	589,660

		$5,746,492

Student Loan — 0.9%
Minnesota Office of Higher Education, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,128,860

		$1,128,860

Transportation — 0.9%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,131,730

		$1,131,730

Total Tax-Exempt Investments — 94.8% (identified cost $104,416,735)		$115,691,637

Other Assets, Less Liabilities — 5.2%		$6,377,141

Net Assets — 100.0%		$122,068,778

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2013, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 10.8% of total investments.

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value

Education — 15.2%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$799,282
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	795,173
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	702,834
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	11,393,764
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,831,149
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	933,002
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,218,536
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,660,698
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,538,043

		$32,872,481

Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$4,000	$4,064,440

		$4,064,440

General Obligations — 4.1%
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/22	$2,000	$2,315,460
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	4,960	5,668,139
Pascack Valley Regional High School District, 3.00%, 8/15/17	90	98,031
Pascack Valley Regional High School District, 3.00%, 8/15/18	90	98,808
Pascack Valley Regional High School District, 3.00%, 8/15/19	135	148,096
Pascack Valley Regional High School District, 3.00%, 8/15/20	150	164,222
Pascack Valley Regional High School District, 3.00%, 8/15/21	115	125,620
Pascack Valley Regional High School District, 3.00%, 8/15/22	135	147,616

		$8,765,992

Hospital — 11.3%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,640	$1,692,382
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	830	865,532
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,753,417
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,411,225

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	$1,135	$1,264,072
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,279,554
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	3,730	3,865,362
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,432,090

		$24,563,634

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,874,620
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,840	2,963,739

		$5,838,359

Industrial Development Revenue — 4.3%
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,542,238
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	1,875	1,924,687
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,903,053

		$9,369,978

Insured – Education — 1.0%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,216,785

		$2,216,785

Insured – Escrowed / Prerefunded — 4.7%
North Hudson Sewerage Authority, (NPFG), Escrowed to Maturity, 0.00%, 8/1/25	$13,840	$10,192,883

		$10,192,883

Insured – Gas Utilities — 2.9%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,985	$6,326,624

		$6,326,624

Insured – General Obligations — 9.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,113,519

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	$2,200	$837,958
Irvington Township, (AGM), 0.00%, 7/15/22	4,805	3,677,266
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,697,036
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,205	9,969,060

		$21,294,839

Insured – Hospital — 1.5%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,211,694

		$3,211,694

Insured – Industrial Development Revenue — 2.8%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,132,353

		$6,132,353

Insured – Lease Revenue / Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,333,940
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,154,200

		$3,488,140

Insured – Special Tax Revenue — 8.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,756,039
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,496,480
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	7,392,871
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	3,430,454
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	275,072

		$19,350,916

Insured – Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$5,227,240

		$5,227,240

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$991,075

		$991,075

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.2%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$772,193
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	895,983
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,122,140
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,421,440
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	5,049,244

		$11,261,000

Other Revenue — 2.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$34,960	$1,187,591
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,785,665

		$4,973,256

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,444,665
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,385,253
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(2)	3,390	1,695,542
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,993,398

		$7,518,858

Special Tax Revenue — 1.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$318,843
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	548,452
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,527,219

		$2,394,514

Student Loan — 4.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.261%, 6/1/36(1)(3)(4)	$9,000	$9,037,080

		$9,037,080

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.3%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$230	$230,278
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/26	230	252,903
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/27	460	499,648
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,756,274
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	2,000	2,132,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,233,060
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,951,950
New Jersey Turnpike Authority, 5.00%, 1/1/35	1,465	1,683,432
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,494,880
Port Authority of New York and New Jersey, 6.125%, 6/1/94	7,400	9,239,492

		$24,474,717

Water and Sewer — 2.1%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,530	$4,536,342

		$4,536,342

Total Tax-Exempt Investments — 105.3% (identified cost $203,103,474)		$228,103,200

Other Assets, Less Liabilities — (5.3)%		$(11,582,125)

Net Assets — 100.0%		$216,521,075

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2013, 34.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 13.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Defaulted bond.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,837,080.

22	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.3%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,100	$697,950
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(2)	1,000	646,800

		$1,344,750

Education — 13.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,227,729
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 3/1/28(3)	2,500	3,062,700
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,138,910
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,696,710
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,130,450
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,339,570
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,324,180
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	4,094,424
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,082,377
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,331,500
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,801,440
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,995,550
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,605,210
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,807,500

		$34,638,250

Escrowed / Prerefunded — 1.9%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$4,855	$5,004,000

		$5,004,000

General Obligations — 3.9%
Chester County, 5.00%, 7/15/27	$1,000	$1,172,240
Chester County, 5.00%, 7/15/28	410	479,134
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,108,350
Montgomery County, 4.375%, 12/1/31	2,000	2,217,720

		$9,977,444

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.8%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,403,200
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,838,386
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,825,486
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,099,910
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,125,510
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,059,429
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	3,000	3,115,710
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,600,935
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,078,920
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	1,042,470
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(4)	9,000	10,851,840
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,833,050
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,666,995

		$40,541,841

Housing — 2.1%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,440	$1,509,941
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,070,640
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,770	2,851,299

		$5,431,880

Industrial Development Revenue — 1.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,352,844
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,170,600
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,581,660

		$4,105,104

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 5.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,304,290
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,490	2,686,834
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,822,300
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,500,350
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	3,127,602
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	1,025,380

		$14,466,756

Insured – Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$1,475	$1,518,158
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	355	363,726

		$1,881,884

Insured – Escrowed / Prerefunded — 11.1%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,667,313
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,313,920
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,307,225
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,347,328
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,267,029
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,003,131
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,689,795
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,146,396
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,808,052

		$28,550,189

Insured – General Obligations — 16.6%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,472,328
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,171,671

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	$940	$1,078,547
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,490,440
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,643,363
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,551,029
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,468,330
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,632,863
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,200,520
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	3,255,520
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	795,250
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,353,540
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	832,224
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,423,894
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	741,587
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,767,630
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,173,460
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(4)	9,500	12,574,295

		$42,626,491

Insured – Hospital — 4.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,642,360
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(5)	6,930	7,512,190
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,501,679

		$11,656,229

Insured – Lease Revenue / Certificates of Participation — 0.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,122,820

		$1,122,820

Insured – Special Tax Revenue — 1.0%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,328,760
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	248,398

		$2,577,158

Insured – Transportation — 6.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,165,323
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	2,180	2,283,942

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)(6)	$6,000	$6,221,340
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,683,375

		$16,353,980

Insured – Utilities — 1.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,979,333

		$2,979,333

Insured – Water and Sewer — 1.4%
Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,608,690
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,956,720

		$3,565,410

Nursing Home — 1.2%
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,345	$2,347,275
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	970	753,166

		$3,100,441

Other Revenue — 1.6%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,160,806
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,035,677

		$4,196,483

Senior Living / Life Care — 1.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$2,500	$1,312,850
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	629,982
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,348,347

		$3,291,179

Special Tax Revenue — 1.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,692,075
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	760	795,333
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	955,249

		$3,442,657

Security	Principal Amount (000’s omitted)	Value

Transportation — 7.0%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$270	$270,327
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/26	270	296,887
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/27	540	586,542
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,756,274
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	1,062,508
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,975	2,132,546
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	5,024,790
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,062,383
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,006,240
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	911,553

		$18,110,050

Water and Sewer — 1.7%
Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,582,945
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,418,850
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,389,214

		$4,391,009

Total Tax-Exempt Investments — 102.3% (identified cost $234,285,141)		$263,355,338

Other Assets, Less Liabilities — (2.3)%		$(5,867,744)

Net Assets — 100.0%		$257,487,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2013, 47.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 15.1% of total investments.

(1)	Defaulted matured bond.

(2)	Defaulted bond.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,221,340.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Assets and Liabilities (Unaudited)

	January 31, 2013
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$74,296,050	$114,148,011	$104,416,735
Unrealized appreciation	7,786,049	11,320,953	11,274,902
Investments, at value	$82,082,099	$125,468,964	$115,691,637
Cash	$2,810,649	$1,970,396	$3,679,044
Restricted cash*	135,000	154,000	160,000
Interest receivable	498,578	980,120	1,376,462
Receivable for investments sold	—	—	1,270,000
Receivable for Fund shares sold	97,418	98,018	226,927
Total assets	$85,623,744	$128,671,498	$122,404,070
Liabilities
Payable for floating rate notes issued	$1,700,000	$7,225,000	$—
Payable for variation margin on open financial futures contracts	15,437	18,687	19,094
Payable for Fund shares redeemed	108,094	125,317	148,363
Distributions payable	57,172	78,599	65,360
Payable to affiliates:
Investment adviser fee	23,076	36,339	35,524
Distribution and service fees	19,538	25,726	26,634
Interest expense and fees payable	3,638	8,336	—
Accrued expenses	28,560	40,936	40,317
Total liabilities	$1,955,515	$7,558,940	$335,292
Net Assets	$83,668,229	$121,112,558	$122,068,778
Sources of Net Assets
Paid-in capital	$81,708,175	$115,571,547	$114,837,564
Accumulated net realized loss	(6,069,966)	(5,931,778)	(4,406,845)
Accumulated undistributed (distributions in excess of) net investment income	(3,850)	(81,228)	56,641
Net unrealized appreciation	8,033,870	11,554,017	11,581,418
Net Assets	$83,668,229	$121,112,558	$122,068,778
Class A Shares
Net Assets	$63,563,619	$101,269,828	$86,234,517
Shares Outstanding	6,337,891	9,486,403	8,786,118
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.68	$9.81
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.53	$11.21	$10.30
Class B Shares
Net Assets	$1,057,482	$2,307,969	$1,233,225
Shares Outstanding	94,872	217,218	116,776
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.15	$10.63	$10.56
Class C Shares
Net Assets	$9,820,900	$8,111,936	$13,866,354
Shares Outstanding	880,531	762,617	1,313,853
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.15	$10.64	$10.55
Class I Shares
Net Assets	$9,226,228	$9,422,825	$20,734,682
Shares Outstanding	920,131	882,428	2,112,512
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.68	$9.82

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2013
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$203,103,474	$234,285,141
Unrealized appreciation	24,999,726	29,070,197
Investments, at value	$228,103,200	$263,355,338
Cash	$7,622,600	$11,650,311
Restricted cash*	960,000	1,725,000
Interest receivable	1,484,335	1,975,279
Receivable for Fund shares sold	147,269	139,511
Total assets	$238,317,404	$278,845,439
Liabilities
Payable for floating rate notes issued	$21,020,000	$17,350,000
Payable for when-issued securities	—	3,057,200
Payable for variation margin on open financial futures contracts	112,965	223,434
Payable for Fund shares redeemed	294,405	280,593
Distributions payable	154,620	186,550
Payable to affiliates:
Investment adviser fee	72,401	86,311
Distribution and service fees	53,466	65,094
Interest expense and fees payable	20,154	29,427
Accrued expenses	68,318	79,236
Total liabilities	$21,796,329	$21,357,845
Net Assets	$216,521,075	$257,487,594
Sources of Net Assets
Paid-in capital	$234,266,697	$269,855,423
Accumulated net realized loss	(45,720,972)	(44,705,475)
Accumulated undistributed (distributions in excess of) net investment income	1,246,989	(78,810)
Net unrealized appreciation	26,728,361	32,416,456
Net Assets	$216,521,075	$257,487,594
Class A Shares
Net Assets	$171,674,533	$173,283,652
Shares Outstanding	17,619,637	18,566,893
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.74	$9.33
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.23	$9.80
Class B Shares
Net Assets	$—	$5,922,159
Shares Outstanding	—	613,053
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.66
Class C Shares
Net Assets	$30,256,613	$38,762,411
Shares Outstanding	2,975,706	4,010,855
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.17	$9.66
Class I Shares
Net Assets	$14,589,929	$39,519,372
Shares Outstanding	1,496,846	4,218,355
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.75	$9.37

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2013
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$1,819,981	$2,665,135	$2,361,605
Total investment income	$1,819,981	$2,665,135	$2,361,605

Expenses
Investment adviser fee	$131,958	$218,591	$213,251
Distribution and service fees
Class A	63,317	102,332	86,676
Class B	6,198	12,079	6,093
Class C	46,166	38,062	64,333
Trustees’ fees and expenses	1,870	2,576	2,574
Custodian fee	25,155	34,087	34,413
Transfer and dividend disbursing agent fees	12,148	20,995	22,821
Legal and accounting services	25,734	29,696	23,666
Printing and postage	5,383	7,084	8,718
Registration fees	6,831	3,362	4,111
Interest expense and fees	7,769	30,349	—
Miscellaneous	8,554	10,627	11,100
Total expenses	$341,083	$509,840	$477,756
Deduct —
Reduction of custodian fee	$455	$345	$1,210
Total expense reductions	$455	$345	$1,210

Net expenses	$340,628	$509,495	$476,546

Net investment income	$1,479,353	$2,155,640	$1,885,059

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(141,676)	$(30,290)	$62,303
Financial futures contracts	(121,700)	(152,651)	(150,524)
Net realized loss	$(263,376)	$(182,941)	$(88,221)
Change in unrealized appreciation (depreciation) —
Investments	$(174,796)	$(1,112,677)	$300,390
Financial futures contracts	391,578	376,953	484,321
Net change in unrealized appreciation (depreciation)	$216,782	$(735,724)	$784,711

Net realized and unrealized gain (loss)	$(46,594)	$(918,665)	$696,490

Net increase in net assets from operations	$1,432,759	$1,236,975	$2,581,549

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2013
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$5,123,401	$6,112,293
Total investment income	$5,123,401	$6,112,293

Expenses
Investment adviser fee	$430,761	$518,195
Distribution and service fees
Class A	174,477	178,819
Class B	—	31,598
Class C	139,370	182,239
Trustees’ fees and expenses	4,400	5,049
Custodian fee	53,173	60,432
Transfer and dividend disbursing agent fees	46,456	57,118
Legal and accounting services	30,556	40,042
Printing and postage	10,287	11,381
Registration fees	3,262	3,197
Interest expense and fees	74,694	68,314
Miscellaneous	12,304	18,495
Total expenses	$979,740	$1,174,879
Deduct —
Reduction of custodian fee	$325	$254
Total expense reductions	$325	$254

Net expenses	$979,415	$1,174,625

Net investment income	$4,143,986	$4,937,668

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(35,803)	$1,299,825
Financial futures contracts	(889,434)	(1,520,823)
Net realized loss	$(925,237)	$(220,998)
Change in unrealized appreciation (depreciation) —
Investments	$1,785,382	$(702,815)
Financial futures contracts	2,879,441	5,426,953
Net change in unrealized appreciation (depreciation)	$4,664,823	$4,724,138

Net realized and unrealized gain	$3,739,586	$4,503,140

Net increase in net assets from operations	$7,883,572	$9,440,808

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Changes in Net Assets

	Six Months Ended January 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,479,353	$2,155,640	$1,885,059
Net realized loss from investment transactions and financial futures contracts	(263,376)	(182,941)	(88,221)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	216,782	(735,724)	784,711
Net increase in net assets from operations	$1,432,759	$1,236,975	$2,581,549
Distributions to shareholders —
From net investment income
Class A	$(1,142,895)	$(1,823,508)	$(1,343,830)
Class B	(18,718)	(35,780)	(15,085)
Class C	(138,975)	(112,401)	(158,887)
Class I	(135,582)	(173,380)	(355,446)
Total distributions to shareholders	$(1,436,170)	$(2,145,069)	$(1,873,248)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,572,816	$4,792,335	$7,881,106
Class B	780	9,432	–
Class C	974,644	1,182,694	1,856,978
Class I	7,022,710	2,153,833	7,374,226
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	929,916	1,447,182	1,253,187
Class B	15,250	21,766	12,993
Class C	128,981	71,339	136,645
Class I	26,349	101,955	56,502
Cost of shares redeemed
Class A	(3,737,048)	(6,107,065)	(10,143,848)
Class B	(205,850)	(99,442)	(72,026)
Class C	(887,995)	(850,231)	(1,159,004)
Class I	(471,249)	(3,445,324)	(8,447,268)
Net asset value of shares exchanged
Class A	205,671	182,430	37,759
Class B	(205,671)	(182,430)	(37,759)
Net increase (decrease) in net assets from Fund share transactions	$7,369,304	$(721,526)	$(1,250,509)

Net increase (decrease) in net assets	$7,365,893	$(1,629,620)	$(542,208)

Net Assets
At beginning of period	$76,302,336	$122,742,178	$122,610,986
At end of period	$83,668,229	$121,112,558	$122,068,778

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,850)	$(81,228)	$56,641

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$4,143,986	$4,937,668
Net realized loss from investment transactions and financial futures contracts	(925,237)	(220,998)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,664,823	4,724,138
Net increase in net assets from operations	$7,883,572	$9,440,808
Distributions to shareholders —
From net investment income
Class A	$(3,416,296)	$(3,553,556)
Class B	—	(107,151)
Class C	(463,808)	(617,482)
Class I	(254,900)	(641,978)
Total distributions to shareholders	$(4,135,004)	$(4,920,167)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,676,700	$5,098,156
Class B	—	7,567
Class C	3,308,904	2,590,737
Class I	4,240,293	11,145,853
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,765,424	3,017,773
Class B	—	95,468
Class C	327,547	530,614
Class I	126,769	169,705
Cost of shares redeemed
Class A	(11,854,348)	(18,613,156)
Class B	—	(870,462)
Class C	(1,948,778)	(3,309,163)
Class I	(912,193)	(1,812,077)
Net asset value of shares exchanged
Class A	—	683,354
Class B	—	(683,354)
Net increase (decrease) in net assets from Fund share transactions	$730,318	$(1,948,985)

Net increase in net assets	$4,478,886	$2,571,656

Net Assets
At beginning of period	$212,042,189	$254,915,938
At end of period	$216,521,075	$257,487,594

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,246,989	$(78,810)

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2012
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$3,128,741	$4,566,929	$3,720,280
Net realized loss from investment transactions, financial futures contracts and swap contracts	(436,428)	(1,682,006)	(1,018,932)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	6,221,530	9,560,523	7,412,566
Net increase in net assets from operations	$8,913,843	$12,445,446	$10,113,914
Distributions to shareholders —
From net investment income
Class A	$(2,574,545)	$(3,916,369)	$(2,961,219)
Class B	(50,554)	(89,965)	(46,935)
Class C	(260,771)	(226,477)	(331,902)
Class I	(119,658)	(297,975)	(351,414)
Tax return of capital
Class A	(18,833)	(27,901)	—
Class B	(370)	(641)	—
Class C	(1,907)	(1,613)	—
Class I	(875)	(2,123)	—
Total distributions to shareholders	$(3,027,513)	$(4,563,064)	$(3,691,470)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,724,263	$5,618,274	$12,777,148
Class B	38,546	408,692	41,678
Class C	2,872,204	1,524,044	2,999,884
Class I	2,821,798	7,386,775	20,131,030
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,894,451	2,989,440	2,600,348
Class B	37,600	58,021	41,005
Class C	233,715	155,896	273,649
Class I	64,660	170,695	85,081
Cost of shares redeemed
Class A	(16,317,630)	(13,551,976)	(13,356,222)
Class B	(136,679)	(129,372)	(160,986)
Class C	(1,162,997)	(908,312)	(2,153,879)
Class I	(1,833,391)	(2,595,084)	(1,742,125)
Net asset value of shares exchanged
Class A	304,646	879,388	584,067
Class B	(304,646)	(879,388)	(584,067)
Net increase (decrease) in net assets from Fund share transactions	$(6,763,460)	$1,127,093	$21,536,611

Net increase (decrease) in net assets	$(877,130)	$9,009,475	$27,959,055

Net Assets
At beginning of year	$77,179,466	$113,732,703	$94,651,931
At end of year	$76,302,336	$122,742,178	$122,610,986

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,033)	$(91,799)	$44,830

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2012
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$8,664,268	$10,382,931
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,869,203)	(14,026,560)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	24,412,292	24,300,421
Net increase in net assets from operations	$25,207,357	$20,656,792
Distributions to shareholders —
From net investment income
Class A	$(7,361,125)	$(7,482,776)
Class B	—	(303,762)
Class C	(900,611)	(1,287,282)
Class I	(385,717)	(1,295,918)
Total distributions to shareholders	$(8,647,453)	$(10,369,738)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,711,170	$10,725,234
Class B	—	122,290
Class C	4,729,718	5,061,903
Class I	5,949,507	4,425,146
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,686,163	5,964,494
Class B	—	243,743
Class C	613,906	1,055,186
Class I	168,890	283,602
Cost of shares redeemed
Class A	(28,173,868)	(21,527,113)
Class B	—	(1,283,087)
Class C	(4,111,804)	(5,781,601)
Class I	(3,280,265)	(6,519,074)
Net asset value of shares exchanged
Class A	—	2,363,410
Class B	—	(2,363,410)
Net decrease in net assets from Fund share transactions	$(7,706,583)	$(7,229,277)

Net increase in net assets	$8,853,321	$3,057,777

Net Assets
At beginning of year	$203,188,868	$251,858,161
At end of year	$212,042,189	$254,915,938

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,007	$(96,311)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.030		$9.280	$9.400	$8.960	$9.220	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.404	$0.429	$0.400	$0.409	$0.417
Net realized and unrealized gain (loss)	(0.005)		0.736	(0.133)	0.427	(0.266)	(0.535)

Total income (loss) from operations	$0.183		$1.140	$0.296	$0.827	$0.143	$(0.118)

Less Distributions
From net investment income	$(0.183)		$(0.387)	$(0.416)	$(0.387)	$(0.403)	$(0.412)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.183)		$(0.390)	$(0.416)	$(0.387)	$(0.403)	$(0.412)

Net asset value — End of period	$10.030		$10.030	$9.280	$9.400	$8.960	$9.220

Total Return(2)	1.83	%(3)	12.51%	3.28%	9.35%	1.85%	(1.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,564		$62,591	$67,029	$83,120	$82,365	$92,266
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.74%	0.75%	0.75%	0.80%	0.76%
Interest and fee expense(5)	0.02	%(4)	0.02%	0.02%	0.01%	0.06%	0.14%
Total expenses before custodian fee reduction	0.75	%(4)	0.76%	0.77%	0.76%	0.86%	0.90%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.74%	0.75%	0.75%	0.79%	0.73%
Net investment income	3.72	%(4)	4.17%	4.65%	4.30%	4.75%	4.37%
Portfolio Turnover	2	%(3)	8%	1%	5%	18%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Arizona Fund — Class B
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.140		$10.310	$10.440	$9.960	$10.250	$10.840

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.368	$0.398	$0.367	$0.383	$0.385
Net realized and unrealized gain (loss)	0.003		0.815	(0.143)	0.468	(0.299)	(0.597)

Total income (loss) from operations	$0.171		$1.183	$0.255	$0.835	$0.084	$(0.212)

Less Distributions
From net investment income	$(0.161)		$(0.350)	$(0.385)	$(0.355)	$(0.374)	$(0.378)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.161)		$(0.353)	$(0.385)	$(0.355)	$(0.374)	$(0.378)

Net asset value — End of period	$11.150		$11.140	$10.310	$10.440	$9.960	$10.250

Total Return(2)	1.54	%(3)	11.64%	2.55%	8.47%	1.06%	(1.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,057		$1,451	$1,693	$3,086	$4,759	$7,416
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.49%	1.50%	1.50%	1.55%	1.51%
Interest and fee expense(5)	0.02	%(4)	0.02%	0.02%	0.01%	0.06%	0.14%
Total expenses before custodian fee reduction	1.51	%(4)	1.51%	1.52%	1.51%	1.61%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.49%	1.50%	1.50%	1.54%	1.48%
Net investment income	2.98	%(4)	3.42%	3.88%	3.55%	4.01%	3.63%
Portfolio Turnover	2	%(3)	8%	1%	5%	18%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.150		$10.320	$10.450	$9.970	$10.260	$10.840

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.366	$0.400	$0.367	$0.382	$0.382
Net realized and unrealized gain (loss)	(0.006)		0.817	(0.144)	0.468	(0.298)	(0.584)

Total income (loss) from operations	$0.161		$1.183	$0.256	$0.835	$0.084	$(0.202)

Less Distributions
From net investment income	$(0.161)		$(0.350)	$(0.386)	$(0.355)	$(0.374)	$(0.378)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.161)		$(0.353)	$(0.386)	$(0.355)	$(0.374)	$(0.378)

Net asset value — End of period	$11.150		$11.150	$10.320	$10.450	$9.970	$10.260

Total Return(2)	1.45	%(3)	11.63%	2.55%	8.46%	1.06%	(1.89)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,821		$9,602	$7,060	$8,765	$8,561	$8,481
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.50%	1.50%	1.55%	1.51%
Interest and fee expense(5)	0.02	%(4)	0.02%	0.02%	0.01%	0.06%	0.14%
Total expenses before custodian fee reduction	1.50	%(4)	1.51%	1.52%	1.51%	1.61%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.50%	1.50%	1.54%	1.48%
Net investment income	2.97	%(4)	3.39%	3.91%	3.54%	3.98%	3.61%
Portfolio Turnover	2	%(3)	8%	1%	5%	18%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$10.020		$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.196	(2)	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	0.007		0.736	(0.134)

Total income from operations	$0.203		$1.159	$0.299

Less Distributions
From net investment income	$(0.193)		$(0.406)	$(0.429)
Tax return of capital	—		(0.003)	—

Total distributions	$(0.193)		$(0.409)	$(0.429)

Net asset value — End of period	$10.030		$10.020	$9.270

Total Return(3)	2.04	%(4)	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,226		$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.54%	0.55	%(5)
Interest and fee expense(6)	0.02	%(5)	0.02%	0.02	%(5)
Total expenses(7)	0.55	%(5)	0.56%	0.57	%(5)
Net investment income	3.86	%(5)	4.35%	4.65	%(5)
Portfolio Turnover	2	%(4)	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended July 31, 2011.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.750		$10.050	$10.200	$9.750	$9.990	$10.530

Income (Loss) From Operations
Net investment income(1)	$0.194		$0.415	$0.434	$0.425	$0.446	$0.446
Net realized and unrealized gain (loss)	(0.071)		0.700	(0.154)	0.455	(0.241)	(0.548)

Total income (loss) from operations	$0.123		$1.115	$0.280	$0.880	$0.205	$(0.102)

Less Distributions
From net investment income	$(0.193)		$(0.412)	$(0.430)	$(0.430)	$(0.445)	$(0.438)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.193)		$(0.415)	$(0.430)	$(0.430)	$(0.445)	$(0.438)

Net asset value — End of period	$10.680		$10.750	$10.050	$10.200	$9.750	$9.990

Total Return(2)	1.15	%(3)	11.29%	2.85%	9.14%	2.31%	(1.01)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,270		$101,699	$99,007	$110,955	$107,689	$103,906
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.75%	0.75%	0.76%	0.80%	0.77%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.05%	0.05%	0.15%	0.35%
Total expenses before custodian fee reduction	0.79	%(4)	0.80%	0.80%	0.81%	0.95%	1.12%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.75%	0.75%	0.76%	0.79%	0.76%
Net investment income	3.58	%(4)	3.98%	4.34%	4.20%	4.72%	4.31%
Portfolio Turnover	6	%(3)	13%	5%	10%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Connecticut Fund — Class B
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.700		$10.000	$10.160	$9.700	$9.940	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.336	$0.356	$0.348	$0.375	$0.367
Net realized and unrealized gain (loss)	(0.071)		0.699	(0.163)	0.465	(0.244)	(0.552)

Total income (loss) from operations	$0.082		$1.035	$0.193	$0.813	$0.131	$(0.185)

Less Distributions
From net investment income	$(0.152)		$(0.333)	$(0.353)	$(0.353)	$(0.371)	$(0.355)
Tax return of capital	—		(0.002)	—	—	—	—

Total distributions	$(0.152)		$(0.335)	$(0.353)	$(0.353)	$(0.371)	$(0.355)

Net asset value — End of period	$10.630		$10.700	$10.000	$10.160	$9.700	$9.940

Total Return(2)	0.76	%(3)	10.49%	1.98%	8.46%	1.53%	(1.80)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,308		$2,576	$2,927	$5,619	$8,387	$12,622
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.51%	1.51%	1.55%	1.52%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.05%	0.05%	0.15%	0.35%
Total expenses before custodian fee reduction	1.54	%(4)	1.55%	1.56%	1.56%	1.70%	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50%	1.51%	1.51%	1.54%	1.51%
Net investment income	2.83	%(4)	3.24%	3.57%	3.46%	3.99%	3.56%
Portfolio Turnover	6	%(3)	13%	5%	10%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.710		$10.010	$10.170	$9.710	$9.950	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.152		$0.335	$0.357	$0.347	$0.372	$0.366
Net realized and unrealized gain (loss)	(0.070)		0.700	(0.163)	0.466	(0.240)	(0.541)

Total income (loss) from operations	$0.082		$1.035	$0.194	$0.813	$0.132	$(0.175)

Less Distributions
From net investment income	$(0.152)		$(0.333)	$(0.354)	$(0.353)	$(0.372)	$(0.355)
Tax return of capital	—		(0.002)	—	—	—	—

Total distributions	$(0.152)		$(0.335)	$(0.354)	$(0.353)	$(0.372)	$(0.355)

Net asset value — End of period	$10.640		$10.710	$10.010	$10.170	$9.710	$9.950

Total Return(2)	0.76	%(3)	10.49%	1.98%	8.46%	1.53%	(1.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,112		$7,766	$6,516	$7,684	$5,664	$3,827
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.50%	1.50%	1.51%	1.55%	1.52%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.05%	0.05%	0.15%	0.35%
Total expenses before custodian fee reduction	1.53	%(4)	1.55%	1.55%	1.56%	1.70%	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.50%	1.50%	1.51%	1.54%	1.51%
Net investment income	2.82	%(4)	3.22%	3.58%	3.44%	3.96%	3.55%
Portfolio Turnover	6	%(3)	13%	5%	10%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$10.760		$10.050	$10.210	$9.750	$9.990	$9.780

Income (Loss) From Operations
Net investment income	$0.205	(2)	$0.438	$0.455 (2)	$0.446 (2)	$0.461 (2)	$0.196	(2)
Net realized and unrealized gain (loss)	(0.081)		0.708	(0.165)	0.464	(0.237)	0.203

Total income from operations	$0.124		$1.146	$0.290	$0.910	$0.224	$0.399

Less Distributions
From net investment income	$(0.204)		$(0.433)	$(0.450)	$(0.450)	$(0.464)	$(0.189)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.204)		$(0.436)	$(0.450)	$(0.450)	$(0.464)	$(0.189)

Net asset value — End of period	$10.680		$10.760	$10.050	$10.210	$9.750	$9.990

Total Return(3)	1.15	%(4)	11.61%	2.96%	9.46%	2.52%	4.06	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,423		$10,701	$5,283	$6,684	$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.54%	0.56%	0.56%	0.60%	0.58	%(5)
Interest and fee expense(6)	0.05	%(5)	0.05%	0.05%	0.05%	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.59	%(5)	0.59%	0.61%	0.61%	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.54%	0.56%	0.56%	0.59%	0.56	%(5)
Net investment income	3.79	%(5)	4.11%	4.55%	4.40%	4.87%	4.66	%(5)
Portfolio Turnover	6	%(4)	13%	5%	10%	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.760		$9.160	$9.280	$8.900	$8.930	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.341	$0.373	$0.375	$0.374	$0.382
Net realized and unrealized gain (loss)	0.049		0.598	(0.123)	0.364	(0.028)	(0.336)

Total income from operations	$0.203		$0.939	$0.250	$0.739	$0.346	$0.046

Less Distributions
From net investment income	$(0.153)		$(0.339)	$(0.370)	$(0.359)	$(0.376)	$(0.396)

Total distributions	$(0.153)		$(0.339)	$(0.370)	$(0.359)	$(0.376)	$(0.396)

Net asset value — End of period	$9.810		$9.760	$9.160	$9.280	$8.900	$8.930

Total Return(2)	2.09	%(3)	10.41%	2.80%	8.40%	4.15%	0.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,235		$86,725	$78,909	$89,036	$74,358	$69,234
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.72%	0.74%	0.73%	0.79%	0.75%
Interest and fee expense(5)	—		—	—	—	—	0.10%
Total expenses before custodian fee reduction	0.72	%(4)	0.72%	0.74%	0.73%	0.79%	0.85%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.72%	0.74%	0.73%	0.79%	0.70%
Net investment income	3.12	%(4)	3.59%	4.10%	4.08%	4.38%	4.17%
Portfolio Turnover	2	%(3)	8%	6%	3%	23%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Minnesota Fund — Class B
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.500		$9.860	$9.990	$9.580	$9.600	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.126		$0.295	$0.327	$0.330	$0.334	$0.338
Net realized and unrealized gain (loss)	0.059		0.633	(0.132)	0.393	(0.020)	(0.376)

Total income (loss) from operations	$0.185		$0.928	$0.195	$0.723	$0.314	$(0.038)

Less Distributions
From net investment income	$(0.125)		$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Total distributions	$(0.125)		$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Net asset value — End of period	$10.560		$10.500	$9.860	$9.990	$9.580	$9.600

Total Return(2)	1.77	%(3)	9.53%	2.02%	7.62%	3.49%	(0.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,233		$1,323	$1,882	$4,038	$5,225	$6,962
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47%	1.50%	1.49%	1.54%	1.50%
Interest and fee expense(5)	—		—	—	—	—	0.10%
Total expenses before custodian fee reduction	1.47	%(4)	1.47%	1.50%	1.49%	1.54%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47%	1.50%	1.49%	1.54%	1.45%
Net investment income	2.37	%(4)	2.89%	3.33%	3.33%	3.64%	3.43%
Portfolio Turnover	2	%(3)	8%	6%	3%	23%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.490		$9.850	$9.980	$9.570	$9.620	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.126		$0.289	$0.327	$0.329	$0.333	$0.335
Net realized and unrealized gain (loss)	0.059		0.639	(0.132)	0.394	(0.049)	(0.353)

Total income (loss) from operations	$0.185		$0.928	$0.195	$0.723	$0.284	$(0.018)

Less Distributions
From net investment income	$(0.125)		$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Total distributions	$(0.125)		$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Net asset value — End of period	$10.550		$10.490	$9.850	$9.980	$9.570	$9.620

Total Return(2)	1.77	%(3)	9.54%	2.03%	7.63%	3.17%	(0.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,866		$12,955	$11,116	$15,291	$12,078	$8,569
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47%	1.50%	1.48%	1.55%	1.50%
Interest and fee expense(5)	—		—	—	—	—	0.10%
Total expenses before custodian fee reduction	1.47	%(4)	1.47%	1.50%	1.48%	1.55%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47%	1.50%	1.48%	1.54%	1.45%
Net investment income	2.36	%(4)	2.83%	3.34%	3.32%	3.61%	3.41%
Portfolio Turnover	2	%(3)	8%	6%	3%	23%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$9.760		$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.164	(2)	$0.358	$0.385
Net realized and unrealized gain (loss)	0.059		0.600	(0.130)

Total income from operations	$0.223		$0.958	$0.255

Less Distributions
From net investment income	$(0.163)		$(0.358)	$(0.385)

Total distributions	$(0.163)		$(0.358)	$(0.385)

Net asset value — End of period	$9.820		$9.760	$9.160

Total Return(3)	2.30	%(4)	10.63%	2.86	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,735		$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.52	%(6)	0.52%	0.54	%(6)
Net investment income	3.32	%(6)	3.54%	4.28	%(6)
Portfolio Turnover	2	%(4)	8%	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended July 31, 2011.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.580		$8.830	$9.220	$8.580	$9.500	$10.500

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.396	$0.444	$0.454	$0.457	$0.456
Net realized and unrealized gain (loss)	0.160		0.748	(0.393)	0.627	(0.929)	(0.977)

Total income (loss) from operations	$0.351		$1.144	$0.051	$1.081	$(0.472)	$(0.521)

Less Distributions
From net investment income	$(0.191)		$(0.394)	$(0.441)	$(0.441)	$(0.448)	$(0.462)
From net realized gain	—		—	—	—	—	(0.017)

Total distributions	$(0.191)		$(0.394)	$(0.441)	$(0.441)	$(0.448)	$(0.479)

Net asset value — End of period	$9.740		$9.580	$8.830	$9.220	$8.580	$9.500

Total Return(2)	3.69	%(3)	13.24%	0.65%	12.76%	(4.66)%	(5.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,675		$173,054	$171,001	$214,220	$215,406	$261,792
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.76%	0.79%	0.79%	0.85%	0.81%
Interest and fee expense(5)	0.07	%(4)	0.07%	0.12%	0.11%	0.18%	0.26%
Total expenses before custodian fee reduction	0.82	%(4)	0.83%	0.91%	0.90%	1.03%	1.07%
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.76%	0.79%	0.79%	0.85%	0.80%
Net investment income	3.92	%(4)	4.31%	5.00%	4.98%	5.48%	4.57%
Portfolio Turnover	2	%(3)	15%	1%	13%	35%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.990		$9.210	$9.620	$8.960	$9.920	$10.950

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.340	$0.394	$0.402	$0.411	$0.394
Net realized and unrealized gain (loss)	0.180		0.780	(0.413)	0.652	(0.972)	(1.008)

Total income (loss) from operations	$0.341		$1.120	$(0.019)	$1.054	$(0.561)	$(0.614)

Less Distributions
From net investment income	$(0.161)		$(0.340)	$(0.391)	$(0.394)	$(0.399)	$(0.399)
From net realized gain	—		—	—	—	—	(0.017)

Total distributions	$(0.161)		$(0.340)	$(0.391)	$(0.394)	$(0.399)	$(0.416)

Net asset value — End of period	$10.170		$9.990	$9.210	$9.620	$8.960	$9.920

Total Return(2)	3.43	%(3)	12.37%	(0.13)%	11.89%	(5.40)%	(5.68)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,257		$28,066	$24,768	$31,491	$26,165	$28,204
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.51%	1.54%	1.53%	1.59%	1.56%
Interest and fee expense(5)	0.07	%(4)	0.07%	0.12%	0.11%	0.18%	0.26%
Total expenses before custodian fee reduction	1.56	%(4)	1.58%	1.66%	1.64%	1.77%	1.82%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.51%	1.54%	1.53%	1.59%	1.55%
Net investment income	3.17	%(4)	3.55%	4.25%	4.21%	4.73%	3.79%
Portfolio Turnover	2	%(3)	15%	1%	13%	35%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2008(1)
			2012	2011	2010	2009
Net asset value —Beginning of period	$9.580		$8.830	$9.220	$8.580	$9.510	$9.180

Income (Loss) From Operations
Net investment income(2)	$0.200		$0.412	$0.463	$0.473	$0.468	$0.190
Net realized and unrealized gain (loss)	0.171		0.751	(0.394)	0.625	(0.933)	0.337

Total income (loss) from operations	$0.371		$1.163	$0.069	$1.098	$(0.465)	$0.527

Less Distributions
From net investment income	$(0.201)		$(0.413)	$(0.459)	$(0.458)	$(0.465)	$(0.197)

Total distributions	$(0.201)		$(0.413)	$(0.459)	$(0.458)	$(0.465)	$(0.197)

Net asset value — End of period	$9.750		$9.580	$8.830	$9.220	$8.580	$9.510

Total Return(3)	3.90	%(4)	13.46%	0.85%	12.96%	(4.56)%	5.73	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,590		$10,922	$7,419	$8,386	$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.56%	0.59%	0.58%	0.65%	0.61	%(5)
Interest and fee expense(6)	0.07	%(5)	0.07%	0.12%	0.11%	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.61	%(5)	0.63%	0.71%	0.69%	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.56%	0.59%	0.58%	0.65%	0.60	%(5)
Net investment income	4.11	%(5)	4.47%	5.21%	5.16%	5.74%	4.76	%(5)
Portfolio Turnover	2	%(4)	15%	1%	13%	35%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.170		$8.800	$9.060	$8.650	$9.190	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.380	$0.437	$0.431	$0.427	$0.440
Net realized and unrealized gain (loss)	0.159		0.370	(0.262)	0.391	(0.539)	(0.785)

Total income (loss) from operations	$0.345		$0.750	$0.175	$0.822	$(0.112)	$(0.345)

Less Distributions
From net investment income	$(0.185)		$(0.380)	$(0.435)	$(0.412)	$(0.428)	$(0.435)

Total distributions	$(0.185)		$(0.380)	$(0.435)	$(0.412)	$(0.428)	$(0.435)

Net asset value — End of period	$9.330		$9.170	$8.800	$9.060	$8.650	$9.190

Total Return(2)	3.80	%(3)	8.70%	2.07%	9.60%	(0.87)%	(3.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,284		$179,909	$175,176	$210,024	$212,358	$229,953
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(4)	0.77%	0.80%	0.79%	0.82%	0.81%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.10%	0.09%	0.29%	0.42%
Total expenses before custodian fee reduction	0.81	%(4)	0.82%	0.90%	0.88%	1.11%	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.76	%(4)	0.77%	0.80%	0.79%	0.82%	0.79%
Net investment income	3.99	%(4)	4.25%	4.97%	4.74%	5.15%	4.58%
Portfolio Turnover	6	%(3)	6%	5%	10%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.490		$9.110	$9.380	$8.960	$9.500	$10.310

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.326	$0.384	$0.375	$0.379	$0.381
Net realized and unrealized gain (loss)	0.169		0.377	(0.272)	0.404	(0.544)	(0.818)

Total income (loss) from operations	$0.326		$0.703	$0.112	$0.779	$(0.165)	$(0.437)

Less Distributions
From net investment income	$(0.156)		$(0.323)	$(0.382)	$(0.359)	$(0.375)	$(0.373)

Total distributions	$(0.156)		$(0.323)	$(0.382)	$(0.359)	$(0.375)	$(0.373)

Net asset value — End of period	$9.660		$9.490	$9.110	$9.380	$8.960	$9.500

Total Return(2)	3.45	%(3)	7.86%	1.29%	8.75%	(1.45)%	(4.30)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,922		$7,255	$10,191	$17,328	$22,120	$28,571
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.52%	1.56%	1.55%	1.57%	1.56%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.10%	0.09%	0.29%	0.42%
Total expenses before custodian fee reduction	1.57	%(4)	1.57%	1.66%	1.64%	1.86%	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.52	%(4)	1.52%	1.56%	1.55%	1.57%	1.54%
Net investment income	3.24	%(4)	3.52%	4.22%	3.99%	4.41%	3.83%
Portfolio Turnover	6	%(3)	6%	5%	10%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.490		$9.110	$9.380	$8.960	$9.510	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.324	$0.384	$0.375	$0.377	$0.380
Net realized and unrealized gain (loss)	0.170		0.380	(0.271)	0.404	(0.551)	(0.816)

Total income (loss) from operations	$0.326		$0.704	$0.113	$0.779	$(0.174)	$(0.436)

Less Distributions
From net investment income	$(0.156)		$(0.324)	$(0.383)	$(0.359)	$(0.376)	$(0.374)

Total distributions	$(0.156)		$(0.324)	$(0.383)	$(0.359)	$(0.376)	$(0.374)

Net asset value — End of period	$9.660		$9.490	$9.110	$9.380	$8.960	$9.510

Total Return(2)	3.45	%(3)	7.86%	1.30%	8.75%	(1.55)%	(4.29)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,762		$38,268	$36,409	$46,080	$38,427	$33,457
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.52%	1.55%	1.54%	1.57%	1.56%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.10%	0.09%	0.29%	0.42%
Total expenses before custodian fee reduction	1.56	%(4)	1.57%	1.65%	1.63%	1.86%	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.51	%(4)	1.52%	1.55%	1.54%	1.57%	1.54%
Net investment income	3.23	%(4)	3.49%	4.21%	3.98%	4.38%	3.83%
Portfolio Turnover	6	%(3)	6%	5%	10%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$9.200		$8.830	$9.100	$8.680	$9.200	$8.900

Income (Loss) From Operations
Net investment income(2)	$0.195		$0.400	$0.456	$0.450	$0.442	$0.192
Net realized and unrealized gain (loss)	0.170		0.369	(0.271)	0.401	(0.517)	0.297

Total income (loss) from operations	$0.365		$0.769	$0.185	$0.851	$(0.075)	$0.489

Less Distributions
From net investment income	$(0.195)		$(0.399)	$(0.455)	$(0.431)	$(0.445)	$(0.189)

Total distributions	$(0.195)		$(0.399)	$(0.455)	$(0.431)	$(0.445)	$(0.189)

Net asset value — End of period	$9.370		$9.200	$8.830	$9.100	$8.680	$9.200

Total Return(3)	4.01	%(4)	8.91%	2.17%	9.91%	(0.45)%	5.49	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,519		$29,484	$30,082	$35,367	$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.57%	0.60%	0.60%	0.62%	0.60	%(5)
Interest and fee expense(6)	0.05	%(5)	0.05%	0.10%	0.09%	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.61	%(5)	0.62%	0.70%	0.69%	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.57%	0.60%	0.60%	0.62%	0.58	%(5)
Net investment income	4.17	%(5)	4.45%	5.16%	4.93%	5.37%	4.98	%(5)
Portfolio Turnover	6	%(4)	6%	5%	10%	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

54

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2013	$691,155	$374,997	$504,289	$—	$3,349,896
July 31, 2014	736,704	—	—	—	—
July 31, 2016	160,306	329,657	410,833	3,716,712	1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforward	$6,057,259	$4,439,768	$3,728,375	$34,453,173	$31,047,681

Deferred capital losses	$383,051	$1,716,154	$956,506	$11,432,596	$16,004,278

As of January 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value

55

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

hierarchy (see Note 11) at January 31, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$21,020,000	$17,350,000
Interest Rate or Range of Interest Rates (%)	0.10 - 0.11	0.10 - 0.11	0.10 - 0.25	0.11 - 0.25
Collateral for Floating Rate Notes Outstanding	$3,016,581	$11,477,954	$29,968,887	$29,647,475

For the six months ended January 31, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$21,020,000	$17,350,000
Average Interest Rate	0.91%	0.83%	0.70%	0.78%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

56

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to January 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$131,958	$218,591	$213,251	$430,761	$518,195
Effective Annual Rate	0.32%	0.36%	0.35%	0.40%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2013 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$857	$1,928	$1,701	$3,005	$4,123
EVD’s Class A Sales Charges	$8,906	$7,475	$5,713	$14,040	$21,350

57

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2013 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$63,317	$102,332	$86,676	$174,477	$178,819

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended January 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$4,893	$9,536	$4,810	$—	$24,946
Class C Distribution Fees	$36,447	$30,049	$50,789	$110,029	$143,873

At January 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B	$989,000	$1,126,000	$727,000	$—	$1,112,000
Class C	$1,000,000	$656,000	$832,000	$3,192,000	$3,413,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended January 31, 2013 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$1,305	$2,543	$1,283	$—	$6,652
Class C Service Fees	$9,719	$8,013	$13,544	$29,341	$38,366

58

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended January 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$100	$—	$—	$200	$50
Class B	$3,000	$600	$—	$—	$5,800
Class C	$2,000	$500	$200	$600	$100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2013 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$6,812,998	$7,269,029	$2,169,959	$3,933,876	$14,914,489
Sales	$1,432,358	$10,156,749	$3,543,531	$9,262,229	$20,884,012

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	353,435	70	87,320	698,923
Issued to shareholders electing to receive payments of distributions in Fund shares	92,490	1,365	11,535	2,623
Redemptions	(371,701)	(18,378)	(79,564)	(46,659)
Exchange from Class B shares	20,467	—	—	—
Exchange to Class A shares	—	(18,410)	—	—

Net increase (decrease)	94,691	(35,353)	19,291	654,887

59

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	488,702	3,500	263,330	294,161
Issued to shareholders electing to receive payments of distributions in Fund shares	194,859	3,483	21,591	6,610
Redemptions	(1,693,861)	(12,712)	(107,712)	(186,134)
Exchange from Class B shares	31,361	—	—	—
Exchange to Class A shares	—	(28,217)	—	—

Net increase (decrease)	(978,939)	(33,946)	177,209	114,637

Connecticut Fund
	Six Months Ended January 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	446,289	882	110,480	200,131
Issued to shareholders electing to receive payments of distributions in Fund shares	134,748	2,036	6,668	9,497
Redemptions	(570,185)	(9,297)	(79,466)	(322,163)
Exchange from Class B shares	17,018	—	—	—
Exchange to Class A shares	—	(17,099)	—	—

Net increase (decrease)	27,870	(23,478)	37,682	(112,535)

	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	536,260	40,133	146,502	700,991
Issued to shareholders electing to receive payments of distributions in Fund shares	285,898	5,585	14,966	16,208
Redemptions	(1,301,521)	(12,557)	(87,360)	(247,894)
Exchange from Class B shares	84,695	—	—	—
Exchange to Class A shares	—	(85,096)	—	—

Net increase (decrease)	(394,668)	(51,935)	74,108	469,305

Minnesota Fund
	Six Months Ended January 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	803,389	—	176,180	754,531
Issued to shareholders electing to receive payments of distributions in Fund shares	127,754	1,232	12,952	5,759
Redemptions	(1,034,991)	(6,842)	(109,677)	(861,823)
Exchange from Class B shares	3,868	—	—	—
Exchange to Class A shares	—	(3,594)	—	—

Net increase (decrease)	(99,980)	(9,204)	79,455	(101,533)

60

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,343,926	4,104	292,066	2,087,670
Issued to shareholders electing to receive payments of distributions in Fund shares	273,612	4,022	26,799	8,939
Redemptions	(1,405,269)	(15,647)	(212,646)	(182,175)
Exchange from Class B shares	61,757	—	—	—
Exchange to Class A shares	—	(57,392)	—	—

Net increase (decrease)	274,026	(64,913)	106,219	1,914,434

New Jersey Fund
	Six Months Ended January 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	482,795	—	328,009	437,130
Issued to shareholders electing to receive payments of distributions in Fund shares	285,826	—	32,431	13,093
Redemptions	(1,222,464)	—	(193,492)	(93,637)

Net increase (decrease)	(453,843)	—	166,948	356,586

	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,167,863	—	489,053	644,451
Issued to shareholders electing to receive payments of distributions in Fund shares	617,925	—	63,909	18,249
Redemptions	(3,082,371)	—	(432,689)	(362,596)

Net increase (decrease)	(1,296,583)	—	120,273	300,104

Pennsylvania Fund
	Six Months Ended January 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	550,680	783	269,419	1,191,605
Issued to shareholders electing to receive payments of distributions in Fund shares	325,825	9,958	55,328	18,247
Redemptions	(2,006,259)	(90,805)	(344,556)	(195,094)
Exchange from Class B shares	73,908	—	—	—
Exchange to Class A shares	—	(71,380)	—	—

Net increase (decrease)	(1,055,846)	(151,444)	(19,809)	1,014,758

	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,194,338	13,441	546,499	497,328
Issued to shareholders electing to receive payments of distributions in Fund shares	665,025	26,310	113,593	31,478
Redemptions	(2,408,234)	(138,165)	(624,868)	(730,557)
Exchange from Class B shares	264,913	—	—	—
Exchange to Class A shares	—	(255,890)	—	—

Net increase (decrease)	(283,958)	(354,304)	35,224	(201,751)

61

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$72,083,891	$106,666,945	$104,216,525	$182,121,234	$217,051,504
Gross unrealized appreciation	$8,616,981	$11,756,613	$11,479,665	$27,360,057	$31,181,640
Gross unrealized depreciation	(318,773)	(179,594)	(4,553)	(2,398,091)	(2,227,806)

Net unrealized appreciation	$8,298,208	$11,577,019	$11,475,112	$24,961,966	$28,953,834

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2013.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

Arizona	3/13	38 U.S. 30-Year Treasury Bond	Short	$(5,699,634)	$(5,451,813)	$247,821
Connecticut	3/13	46 U.S. 30-Year Treasury Bond	Short	$(6,832,627)	$(6,599,563)	$233,064
Minnesota	3/13	47 U.S. 30-Year Treasury Bond	Short	$(7,049,547)	$(6,743,031)	$306,516
New Jersey	3/13	100 U.S. 10-Year Treasury Note	Short	$(13,305,313)	$(13,128,125)	$177,188
	3/13	255 U.S. 30-Year Treasury Bond	Short	(38,135,978)	(36,584,531)	1,551,447
Pennsylvania	3/13	550 U.S. 30-Year Treasury Bond	Short	$(82,254,072)	$(78,907,813)	$3,346,259

At January 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

62

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2013 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$247,821	(1)	$233,064	(1)	$306,516	(1)	$1,728,635	(1)	$3,346,259	(1)

Total	$247,821		$233,064		$306,516		$1,728,635		$3,346,259

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2013 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(121,700	)(1)	$(152,651	)(1)	$(150,524	)(1)	$(889,434	)(1)	$(1,520,823	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$391,578	(2)	$376,953	(2)	$484,321	(2)	$2,879,441	(2)	$5,426,953	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended January 31, 2013, which are indicative of the volume of these derivative types, were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$3,800,000	$3,771,000	$4,700,000	$35,500,000	$55,000,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

63

Eaton Vance

Municipal Income Funds

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

At January 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,082,099	$—	$82,082,099

Total Investments	$—	$82,082,099	$—	$82,082,099

Futures Contracts	$247,821	$—	$—	$247,821

Total	$247,821	$82,082,099	$—	$82,329,920

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$125,468,964	$—	$125,468,964

Total Investments	$—	$125,468,964	$—	$125,468,964

Futures Contracts	$233,064	$—	$—	$233,064

Total	$233,064	$125,468,964	$—	$125,702,028

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$115,691,637	$—	$115,691,637

Total Investments	$—	$115,691,637	$—	$115,691,637

Futures Contracts	$306,516	$—	$—	$306,516

Total	$306,516	$115,691,637	$—	$115,998,153

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$228,103,200	$—	$228,103,200

Total Investments	$—	$228,103,200	$—	$228,103,200

Futures Contracts	$1,728,635	$—	$—	$1,728,635

Total	$1,728,635	$228,103,200	$—	$229,831,835

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$263,355,338	$—	$263,355,338

Total Investments	$—	$263,355,338	$—	$263,355,338

Futures Contracts	$3,346,259	$—	$—	$3,346,259

Total	$3,346,259	$263,355,338	$—	$266,701,597

The Funds held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

64

Eaton Vance

Municipal Income Funds

January 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

65

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

66

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

313-3/13	7CSRC

Eaton Vance Municipal Opportunities Fund Semiannual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2013

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Performance1,2

Portfolio Managers Cynthia J. Clemson, Thomas M. Metzold, CFA, William H. Ahern, Jr., CFA, Craig R. Brandon, CFA and Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	05/31/2011	2.56%	6.03%	10.88%
Class A with 4.75% Maximum Sales Charge	—	–2.30	0.99	7.69
Class I at NAV	05/31/2011	2.79	6.40	11.28
Barclays Capital Municipal Bond Index	05/31/2011	1.82%	4.80%	8.18%

% Total Annual Operating Expense Ratios[3]			Class A	Class I
Gross			1.64%	1.39%
Net			1.10	0.85

% Distribution Rates/Yields[4]			Class A	Class I
Distribution Rate			1.84%	2.15%
Taxable-Equivalent Distribution Rate			2.83	3.31
SEC 30-day Yield			1.27	1.67
Taxable-Equivalent SEC 30-day Yield			1.95	2.57

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total

Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.60	$5.62	**	1.10%
Class I	$1,000.00	$1,027.90	$4.34	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.60	**	1.10%
Class I	$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 84.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.7%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$200	$248,686
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	500	595,340

		$844,026

Education — 5.0%
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	$60	$67,322
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	110	130,325
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	166,932
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	325	391,115
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	15	16,651
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	20	22,158
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	15	16,435
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	15	16,332
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	15	16,267
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	15	16,203
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	10	10,743
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	80	86,542
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	224,952
University of Cincinnati, OH, 4.00%, 6/1/25	95	105,233
University of Cincinnati, OH, 4.00%, 6/1/26	40	44,024
University of Minnesota, 5.00%, 12/1/26	200	246,100

		$1,577,334

Electric Utilities — 3.2%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), 5.25%, 2/15/28	$250	$295,218
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	423,223
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	284,483

		$1,002,924

Security	Principal Amount (000’s omitted)	Value

General Obligations — 24.0%
Banks School District No. 13, Washington County, OR, 3.00%, 6/15/22	$135	$148,680
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/23	230	266,765
California, 4.00%, 9/1/28	500	553,440
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/24	135	153,703
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	175	196,364
Ferndale, MI, Public Schools, 4.00%, 5/1/23	340	383,799
Georgia, 4.50%, 7/1/28	250	294,270
Hawaii, 5.00%, 11/1/27	30	36,911
Howell, MI, Public Schools, 4.50%, 5/1/29	495	562,924
Massachusetts, 0.76%, 11/1/25(1)	500	490,970
Mendon, MI, Community Schools, 3.00%, 5/1/22(2)	495	526,645
Middletown Township, NJ, Board of Education, 3.00%, 8/1/27(3)	500	525,560
Minnesota, 5.00%, 8/1/20	220	277,666
New York, NY, 5.30%, 4/1/27	100	121,106
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	10	10,892
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	10	10,979
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/19	15	16,455
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/20	15	16,422
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/21	10	10,924
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/22	15	16,402
Phoenix, AZ, 4.00%, 7/1/27	250	281,732
Texas, (Texas Transportation Commission), 5.00%, 4/1/27	250	308,120
Texas, (Texas Transportation Commission), 5.00%, 4/1/42	250	291,720
Toppenish School District No. 202, Yakima County, WA, 3.00%, 12/1/21	370	413,575
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	427,154
Utah, 5.00%, 7/1/25	350	432,638
Virginia Beach, VA, 4.00%, 4/1/27	240	271,486
Washington, 4.00%, 7/1/27(3)	500	565,950

		$7,613,252

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.7%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$246,950
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	417,578
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	233,106
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	346,213
Lexington County, SC, Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/32	525	580,072
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	300,182
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	302,123
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34	250	273,438
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	275	313,813
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	210	208,114
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	150	165,342

		$3,386,931

Industrial Development Revenue — 2.9%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$250	$285,537
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	250	268,275
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24	370	380,301

		$934,113

Insured – Electric Utilities — 0.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$170	$204,760

		$204,760

Insured – General Obligations — 1.1%
Baldwin County, AL, (AGC), 5.00%, 5/1/23	$45	$52,568
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	287,680

		$340,248

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.6%
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$150	$185,360

		$185,360

Insured – Special Tax Revenue — 1.2%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$364,570

		$364,570

Insured – Transportation — 0.0%(4)
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	$10	$10,891

		$10,891

Insured – Water and Sewer — 0.6%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$189,901

		$189,901

Other Revenue — 0.3%
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	$100	$108,380

		$108,380

Senior Living / Life Care — 0.5%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$169,133

		$169,133

Special Tax Revenue — 7.7%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22(2)	$500	$603,695
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/26	15	17,400
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/27	10	11,480
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	300	350,775
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	295	358,499
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	160	89,086
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	85	43,188
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/29	55	66,262
Michigan Trunk Line Fund, 5.00%, 11/15/20	250	311,035

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York, NY, Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/25	$500	$577,720

		$2,429,140

Student Loan — 2.1%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$216,938
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	437,655

		$654,593

Transportation — 16.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	$150	$163,577
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	95	102,715
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	250	298,680
Hawaii, Airports System Revenue, 5.25%, 7/1/29	250	293,407
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	298,760
Massachusetts Port Authority, (AMT), 5.00%, 7/1/42	500	557,800
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	283,065
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	90	96,429
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	75	79,980
New Jersey Turnpike Authority, 5.00%, 1/1/35	125	143,638
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	250	269,942
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	290,185
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	200	224,844
Port Authority of New York and New Jersey, 4.00%, 12/1/23	250	286,685
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	230	251,194
Route 460 Funding Corp., VA, 0.00%, 7/1/29	1,000	478,940
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	463,608
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	500	552,895

		$5,136,344

Water and Sewer — 5.2%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$484,252
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/32	250	271,568

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	$250	$294,490
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 11/15/29	35	38,620
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 11/15/30	45	49,291
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 11/15/32	20	21,641
Post Falls, ID, Water Revenue, 3.50%, 3/1/22	195	221,036
Virginia Resources Authority, (Tuckahoe Creek Service District), 0.00%, 11/1/30	500	270,805

		$1,651,703

Total Tax-Exempt Municipal Securities — 84.6% (identified cost $25,471,444)		$26,803,603

Taxable Municipal Securities — 0.2%(5)

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.2%
Howard County, MD, 5.55%, 2/15/30	$50	$60,339

Total Taxable Municipal Securities — 0.2% (identified cost $58,823)		$60,339

Total Investments — 84.8% (identified cost $25,530,267)		$26,863,942

Other Assets, Less Liabilities — 15.2%		$4,803,430

Net Assets — 100.0%		$31,667,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

At January 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.9%
Others, representing less than 10% individually	71.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2013, 4.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 1.4% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)

Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2013
Investments, at value (identified cost, $25,530,267)	$26,863,942
Cash	6,008,634
Interest receivable	203,384
Receivable for investments sold	5,591
Receivable for Fund shares sold	126,175
Receivable from affiliate	8,720
Total assets	$33,216,446

Liabilities
Payable for investments purchased	$356,589
Payable for when-issued securities	1,087,260
Payable for Fund shares redeemed	42,261
Distributions payable	20,856
Payable to affiliates:
Investment adviser and administration fee	14,013
Distribution and service fees	2,619
Accrued expenses	25,476
Total liabilities	$1,549,074
Net Assets	$31,667,372

Sources of Net Assets
Paid-in capital	$30,247,607
Accumulated net realized gain	82,528
Accumulated undistributed net investment income	3,562
Net unrealized appreciation	1,333,675
Net Assets	$31,667,372

Class A Shares
Net Assets	$15,635,441
Shares Outstanding	1,401,889
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.15
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.71

Class I Shares
Net Assets	$16,031,931
Shares Outstanding	1,435,795
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2013
Interest	$361,209
Total investment income	$361,209

Expenses
Investment adviser and administration fee	$68,340
Distribution and service fees
Class A	11,208
Trustees’ fees and expenses	750
Custodian fee	14,351
Transfer and dividend disbursing agent fees	2,262
Legal and accounting services	14,978
Printing and postage	7,278
Registration fees	16,321
Miscellaneous	10,689
Total expenses	$146,177
Deduct —
Reduction of custodian fee	$304
Allocation of expenses to affiliate	37,360
Total expense reductions	$37,664

Net expenses	$108,513

Net investment income	$252,696

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$142,910
Net realized gain	$142,910
Change in unrealized appreciation (depreciation) —
Investments	$144,377
Net change in unrealized appreciation (depreciation)	$144,377

Net realized and unrealized gain	$287,287

Net increase in net assets from operations	$539,983

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
From operations —
Net investment income	$252,696	$395,947
Net realized gain from investment transactions	142,910	562,492
Net change in unrealized appreciation (depreciation) from investments	144,377	1,100,095
Net increase in net assets from operations	$539,983	$2,058,534
Distributions to shareholders —
From net investment income
Class A	$(89,883)	$(91,899)
Class I	(159,251)	(301,447)
From net realized gain
Class A	(211,992)	(19,329)
Class I	(343,486)	(57,618)
Total distributions to shareholders	$(804,612)	$(470,293)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,532,467	$7,302,770
Class I	3,601,059	993,355
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	301,496	109,621
Class I	100,901	9,240
Cost of shares redeemed
Class A	(983,506)	(1,116,673)
Class I	(52,531)	(7,680)
Net increase in net assets from Fund share transactions	$12,499,886	$7,290,633

Net increase in net assets	$12,235,257	$8,878,874

Net Assets
At beginning of period	$19,432,115	$10,553,241
At end of period	$31,667,372	$19,432,115

Accumulated undistributed net investment income included in net assets
At end of period	$3,562	$—

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Financial Highlights

	Class A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$11.240		$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.118		$0.257	$0.015
Net realized and unrealized gain	0.170		1.205	0.090

Total income from operations	$0.288		$1.462	$0.105

Less Distributions
From net investment income	$(0.117)		$(0.257)	$(0.015)
From net realized gain	(0.261)		(0.055)	—

Total distributions	$(0.378)		$(0.312)	$(0.015)

Net asset value — End of period	$11.150		$11.240	$10.090

Total Return(2)	2.56	%(3)	14.69%	1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,635		$6,886	$217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.10	%(6)	1.10%	1.10	%(6)
Net investment income	2.02	%(6)	2.36%	0.96	%(6)
Portfolio Turnover	33	%(3)	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.33%, 0.54% and 4.13% of average daily net assets for the six months ended January 31, 2013, the year ended July 31, 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$11.250		$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.134		$0.286	$0.018
Net realized and unrealized gain	0.179		1.215	0.090

Total income from operations	$0.313		$1.501	$0.108

Less Distributions
From net investment income	$(0.132)		$(0.286)	$(0.018)
From net realized gain	(0.261)		(0.055)	—

Total distributions	$(0.393)		$(0.341)	$(0.018)

Net asset value — End of period	$11.170		$11.250	$10.090

Total Return(2)	2.79	%(3)	15.10%	1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,032		$12,546	$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.85	%(6)	0.85%	0.85	%(6)
Net investment income	2.33	%(6)	2.68%	1.07	%(6)
Portfolio Turnover	33	%(3)	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.33%, 0.54% and 4.13% of average daily net assets for the six months ended January 31, 2013, the year ended July 31, 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

14

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2013, the investment adviser and administration fee amounted to $68,340 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10% and 0.85% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM was allocated $37,360 of the Fund’s operating expenses for the six months ended January 31, 2013. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2013, EVM earned $107 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,229 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2013. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2013 amounted to $11,208 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is

15

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended January 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $15,226,392 and $7,147,037, respectively, for the six months ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

Sales	848,841	684,329
Issued to shareholders electing to receive payments of distributions in Fund shares	26,851	10,131
Redemptions	(86,630)	(103,184)

Net increase	789,062	591,276

Class I	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

Sales	316,136	91,219
Issued to shareholders electing to receive payments of distributions in Fund shares	8,986	848
Redemptions	(4,684)	(710)

Net increase	320,438	91,357

At January 31, 2013, EVM owned 35% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,524,219

Gross unrealized appreciation	$1,375,899
Gross unrealized depreciation	(36,176)

Net unrealized appreciation	$1,339,723

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because

16

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2013.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$ —	$26,803,603	$—	$26,803,603
Taxable Municipal Securities	—	60,339	—	60,339

Total Investments	$—	$26,863,942	$—	$26,863,942

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Municipal Opportunities Fund

January 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Thomas M. Metzold

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

5279-3/13	MUNIOPPSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 14, 2013

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: March 14, 2013